Expense Example - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor International Real Estate Fund - Class A
Expense Example:
1 year	$ 687
3 years	925
5 years	1,182
10 years	1,914
Fidelity Advisor International Real Estate Fund - Class C
Expense Example:
1 year	295
3 years	603
5 years	1,037
10 years	2,048
Fidelity Advisor International Real Estate Fund - Class M
Expense Example:
1 year	489
3 years	784
5 years	1,099
10 years	1,992
Fidelity Advisor International Real Estate Fund - Class I
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	1,096
Fidelity Advisor International Real Estate Fund - Class Z
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954